Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 27, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,211	$ 1,211	$ 1,211
Pixel Labs, Inc
Business Acquisition [Line Items]
Cash and cash equivalents				$ 20
Accounts receivable				64
Prepaid expenses and other current assets				87
Capitalized internal-use software costs (recorded in property and equipment)				897
Goodwill				1,211
Intangible assets, net				5,630
Accrued expenses and other current liabilities				(286)
Total purchase consideration				$ 7,623